Segment Information (Details)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Segment Information [Line Items]
Operating segment	1
Reportable segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Description of CODM	The segment structure reflects the financial information and reports used by the Company’s management, specifically its CODM, to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting.
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Segment Information [Line Items]
Percentage of revenue of customers	71.85%	22.39%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Segment Information [Line Items]
Percentage of revenue of customers	24.35%	19.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Segment Information [Line Items]
Percentage of revenue of customers		24.78%
Customer Concentration Risk [Member] | Customer4 [Member] | Revenue Benchmark [Member]
Segment Information [Line Items]
Percentage of revenue of customers		10.75%